Cover page Cover page	Feb. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2025
Entity Registrant Name	JBT Marel Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34036
Entity Tax Identification Number	91-1650317
Entity Address, Address Line One	70 West Madison Street,
Entity Address, Address Line Two	Suite 4400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	861-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	JBTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001433660
Amendment Flag	false